Supplemental Oil and gas Reserve Information (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl	Dec. 31, 2011 bbl
Reserve Quantities [Line Items]
Proved developed reserves	5,804,600	2,927,000	2,714,150
Percentage of oil for proved developed reserves	83.00%	100.00%
Percentage Of Natural Gas For Proved Developed Reserves	17.00%
Proved Developed Reserves [Member]
Reserve Quantities [Line Items]
Proved developed reserves	3,824.9	1,546.3
Proved Undeveloped Reserve [Member]
Reserve Quantities [Line Items]
Proved developed reserves	1,979.9	1,380.8